Operating expenses (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Staff expenses
Employee remuneration, entitlements and on-costs	$ 5,111	$ 5,369	$ 4,428
Superannuation expense	533	475	413
Share-based payments	88	97	80
Restructuring costs	134	93	94
Total staff expenses	5,866	6,034	5,015
Occupancy expenses
Lease expense	170	164	148
Depreciation and impairment of property and equipment	626	955	708
Other	118	107	160
Total occupancy expenses	914	1,226	1,016
Technology expenses
Amortisation and impairment of software assets	655	1,240	970
Depreciation and impairment of IT equipment	177	260	272
Technology services	719	820	698
Software maintenance and licences	506	531	398
Telecommunications	144	181	216
Data processing	81	96	89
Total technology expenses	2,282	3,128	2,643
Other expenses
Professional and processing services	1,014	1,410	1,374
Amortisation and impairment of intangible assets and deferred expenditure	123	599	523
Postage and stationery	144	156	164
Advertising	158	220	217
Non-lending losses	104	234	1,443
Other	197	304	344
Total other expenses	1,740	2,923	4,065
Total operating expenses	10,802	13,311	12,739
Compliance, regulation and remediation costs	63	359	317
Computer software
Other expenses
Impairment expenses	110	485	171
Goodwill and other intangibles
Other expenses
Impairment expenses	122	571	518
Property and equipment
Other expenses
Impairment expenses	117	275	5
IT equipment
Other expenses
Impairment expenses	4	45	23
AUSTRAC proceedings
Other expenses
Estimated costs associated with AUSTRAC proceedings	0	0	1,478
Provision for a potential penalty	0	0	1,300
Parent Entity
Staff expenses
Employee remuneration, entitlements and on-costs	4,476	4,666
Superannuation expense	464	409
Share-based payments	85	94
Restructuring costs	124	92
Total staff expenses	5,149	5,261
Occupancy expenses
Lease expense	151	138
Depreciation and impairment of property and equipment	559	845
Other	110	95
Total occupancy expenses	820	1,078
Technology expenses
Amortisation and impairment of software assets	601	1,171
Depreciation and impairment of IT equipment	152	228
Technology services	702	764
Software maintenance and licences	425	463
Telecommunications	121	157
Data processing	81	96
Total technology expenses	2,082	2,879
Other expenses
Professional and processing services	836	1,236
Amortisation and impairment of intangible assets and deferred expenditure	1	512
Postage and stationery	112	130
Advertising	121	172
Non-lending losses	83	174
Impairment on investments in subsidiaries	(9)	19
Other	288	454
Total other expenses	1,432	2,697
Total operating expenses	9,483	11,915
Compliance, regulation and remediation costs	63	306
Parent Entity | Computer software
Other expenses
Impairment expenses	99	475
Parent Entity | Goodwill and other intangibles
Other expenses
Impairment expenses	0	487
Parent Entity | Property and equipment
Other expenses
Impairment expenses	116	248
Parent Entity | IT equipment
Other expenses
Impairment expenses	4	41
Parent Entity | AUSTRAC proceedings
Other expenses
Estimated costs associated with AUSTRAC proceedings	0	0	1,478
Provision for a potential penalty	$ 0	$ 0	$ 1,300